Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss)	$ (23,125)	$ (51,611)	$ (73,297)	$ (135,139)
Denominator:
Basic weighted average shares outstanding			847,265	375,922
Common stock warrants
Restricted stock units
Common stock options
Diluted weighted average shares outstanding			847,265	375,922
Net income (loss) per share
Basic	$ (37.54)	$ (91.82)	$ (86.51)	$ (359.49)
Diluted	$ (37.54)	$ (91.82)	$ (86.51)	$ (359.49)